12. SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 shares
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.3
Common Shares Outstanding	25,101,124		16,843,182
Preferred Stock, Shares Authorized	100,000,000
Preferred Stock, Shares Outstanding	17,150,000
Capital Units, Authorized	23,000,000
Capital Units, Outstanding	60,000
Sale of Stock, Transaction #1
Stock Issued During Period, Shares, New Issues	166,667	166,667
Sale of Stock, Transaction Date	Feb. 07, 2024	Feb. 07, 2024
Sale of Stock, Price Per Share | $ / shares	$ 4.8
Sale of Stock, Transaction #2
Stock Issued During Period, Shares, New Issues	3,333	3,333
Sale of Stock, Transaction Date	Feb. 07, 2024	Feb. 07, 2024
Sale of Stock, Price Per Share | $ / shares	$ 4.8
Sale of Stock, Transaction #3
Stock Issued During Period, Shares, New Issues	3,333	3,333
Sale of Stock, Transaction Date	Feb. 07, 2024	Feb. 07, 2024
Sale of Stock, Price Per Share | $ / shares	$ 4.8
Sale of Stock, Transaction #4
Sale of Stock, Transaction Date	Jul. 01, 2024	Jul. 01, 2024
Sale of Stock, Description of Transaction	ZenaTech effected a 1 to 6 reverse stock split of its common shares	ZenaTech effected a 1 to 6 reverse stock split of its common shares
Sale of Stock, Transaction #5
Sale of Stock, Transaction Date	Jul. 01, 2024	Jul. 01, 2024
Sale of Stock, Description of Transaction	ZenaTech reduced the share capital by 30 shares to account for fractional shares	ZenaTech reduced the share capital by 30 shares to account for fractional shares
Sale of Stock, Transaction #6
Stock Issued During Period, Shares, New Issues	291,829	291,829
Sale of Stock, Transaction Date	Jul. 24, 2024	Jul. 24, 2024
Sale of Stock, Price Per Share | $ / shares	$ 10.28
Stock Issued | $		$ 4,133,402
Sale of Stock, Transaction #7
Stock Issued During Period, Shares, New Issues	49,088	49,088
Sale of Stock, Transaction Date	Jul. 24, 2024	Jul. 24, 2024
Stock Issued | $	$ 695,272
Sale of Stock, Transaction #8
Stock Issued During Period, Shares, New Issues	55,396	55,396
Sale of Stock, Transaction Date	Jul. 24, 2024	Jul. 24, 2024
Stock Issued | $	$ 784,617
Sale of Stock, Transaction #9
Stock Issued During Period, Shares, New Issues	9,728	9,728
Sale of Stock, Transaction Date	Jul. 24, 2024	Jul. 24, 2024
Stock Issued | $	$ 137,785
Sale of Stock, Transaction #10
Stock Issued During Period, Shares, New Issues	116,732	116,732
Sale of Stock, Transaction Date	Jul. 24, 2024	Jul. 24, 2024
Stock Issued | $	$ 1,653,367
Sale of Stock, Transaction #11
Stock Issued During Period, Shares, New Issues	60,885	60,885
Sale of Stock, Transaction Date	Jul. 24, 2024	Jul. 24, 2024
Stock Issued | $	$ 862,362
Sale of Stock, Transaction #12
Stock Issued During Period, Shares, New Issues	500,000	500,000
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Transaction #13
Stock Issued During Period, Shares, New Issues	1,000,000	1,000,000
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Transaction #14
Stock Issued During Period, Shares, New Issues	201,692	201,692
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #15
Stock Issued During Period, Shares, New Issues	100,000	100,000
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #16
Stock Issued During Period, Shares, New Issues	28,248	28,248
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #17
Stock Issued During Period, Shares, New Issues	28,248	28,248
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #18
Stock Issued During Period, Shares, New Issues	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #19
Stock Issued During Period, Shares, New Issues	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #20
Stock Issued During Period, Shares, New Issues	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #21
Stock Issued During Period, Shares, New Issues	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #22
Stock Issued During Period, Shares, New Issues	101,406	101,406
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 205,695
Sale of Stock, Transaction #23
Stock Issued During Period, Shares, New Issues	101,406	101,406
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 205,695
Sale of Stock, Transaction #24
Stock Issued During Period, Shares, New Issues	270,416	270,416
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 548,519
Sale of Stock, Transaction #25
Stock Issued During Period, Shares, New Issues	6,760	6,760
Sale of Stock, Transaction Date	Jan. 09, 2024	Jan. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 10,000
Sale of Stock, Transaction #26
Stock Issued During Period, Shares, New Issues	6,760	6,760
Sale of Stock, Transaction Date	Jan. 09, 2024	Jan. 09, 2024
Stock Issued | $	$ 10,000
Sale of Stock, Transaction #27
Stock Issued During Period, Shares, New Issues	6,760	6,760
Sale of Stock, Transaction Date	Jan. 09, 2024	Jan. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 10,000
Sale of Stock, Transaction #28
Stock Issued During Period, Shares, New Issues	600,000	600,000
Sale of Stock, Transaction Date	Oct. 11, 2024	Oct. 11, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.76
Stock Issued | $	$ 1,453,373
Sale of Stock, Transaction #29
Stock Issued During Period, Shares, New Issues	500,000	500,000
Sale of Stock, Transaction Date	Oct. 11, 2024	Oct. 11, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.76
Stock Issued | $	$ 1,211,144
Sale of Stock, Transaction #30
Stock Issued During Period, Shares, New Issues	500,000	500,000
Sale of Stock, Transaction Date	Oct. 24, 2024	Oct. 24, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.728
Stock Issued | $	$ 1,197,158
Sale of Stock, Transaction #31
Stock Issued During Period, Shares, New Issues	500,000	500,000
Sale of Stock, Transaction Date	Oct. 24, 2024	Oct. 24, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.728
Stock Issued | $	$ 1,197,158
Sale of Stock, Transaction #32
Stock Issued During Period, Shares, New Issues	500,000	500,000
Sale of Stock, Transaction Date	Oct. 24, 2024	Oct. 24, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.728
Stock Issued | $	$ 1,197,158
Sale of Stock, Transaction #33
Stock Issued During Period, Shares, New Issues	166,667	166,667
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.45
Sale of Stock, Transaction #34
Stock Issued During Period, Shares, New Issues	200,000	200,000
Sale of Stock, Transaction Date	Nov. 20, 2024	Nov. 20, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.45
Sale of Stock, Transaction #35
Stock Issued During Period, Shares, New Issues	900,000	900,000
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.45
Sale of Stock, Transaction #36
Stock Issued During Period, Shares, New Issues	550,000	550,000
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.432
Stock Issued | $		$ 1,094,291
Sale of Stock, Transaction #37
Stock Issued During Period, Shares, New Issues	950,000	950,000
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.432
Stock Issued | $	$ 1,890,140
Sale of Stock, Transaction #38
Stock Issued During Period, Shares, New Issues	80,942	80,942
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.432
Stock Issued | $	$ 161,044
Sale of Stock, Transaction #39
Stock Issued During Period, Shares, New Issues	150,000	150,000
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.432
Stock Issued | $	$ 298,443
Preferred Shares Transaction #1
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 550,000 preferred shares of the Company to Epazz, Inc.	ZenaTech issued 550,000 preferred shares of the Company to Epazz, Inc.
Preferred Stock, Shares Issued	550,000
Preferred Shares Transaction #2
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 750,000 preferred shares of the Company to Ameritek Ventures, Inc.	ZenaTech issued 750,000 preferred shares of the Company to Ameritek Ventures, Inc.
Preferred Stock, Shares Issued	750,000
Preferred Shares Transaction #3
Sale of Stock, Transaction Date	Nov. 20, 2024	Nov. 20, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 500,000 preferred shares of the Company to Shaun Passley, PhD, a related party	ZenaTech issued 500,000 preferred shares of the Company to Shaun Passley, PhD, a related party
Preferred Stock, Shares Issued	500,000
Preferred Shares Transaction #4
Sale of Stock, Description of Transaction	ZenaTech issued 200,000 preferred shares of the Company to GG Mars Capital, a related party	ZenaTech issued 200,000 preferred shares of the Company to GG Mars Capital, a related party
Preferred Stock, Shares Issued	200,000
Preferred Shares Transaction #5
Sale of Stock, Description of Transaction	ZenaTech issued 200,000 preferred shares of the Company to Jennins Family Investments	ZenaTech issued 200,000 preferred shares of the Company to Jennins Family Investments
Preferred Stock, Shares Issued	200,000
Preferred Shares Transaction #6
Sale of Stock, Description of Transaction	ZenaTech issued 200,000 preferred shares of the Company to Star Financial Corporations, a related party	ZenaTech issued 200,000 preferred shares of the Company to Star Financial Corporations, a related party
Preferred Stock, Shares Issued	200,000
Preferred Shares Transaction #7
Sale of Stock, Description of Transaction	ZenaTech issued 200,000 preferred shares of the Company to Lone Stella, LLC	ZenaTech issued 200,000 preferred shares of the Company to Lone Stella, LLC
Preferred Stock, Shares Issued	200,000
Preferred Shares Transaction #8
Sale of Stock, Description of Transaction	ZenaTech issued 400,000 preferred shares of the Company to Nancy Cowden	ZenaTech issued 400,000 preferred shares of the Company to Nancy Cowden
Preferred Stock, Shares Issued	400,000
Preferred Shares Transaction #9
Sale of Stock, Transaction Date	Nov. 20, 2024	Nov. 20, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 1,150,000 preferred shares of the Company to Epazz, a related party	ZenaTech issued 1,150,000 preferred shares of the Company to Epazz, a related party
Preferred Stock, Shares Issued	1,150,000
Preferred Shares Transaction #10
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 3,000,000 preferred shares of the Company to Shaun Passley, PhD, a related party	ZenaTech issued 3,000,000 preferred shares of the Company to Shaun Passley, PhD, a related party
Preferred Stock, Shares Issued	3,000,000
Preferred Shares Transaction #11
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 1,000,000 preferred shares of the Company to Epazz, a related party	ZenaTech issued 1,000,000 preferred shares of the Company to Epazz, a related party
Preferred Stock, Shares Issued	1,000,000
Super Voting Shares Transaction #1
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 3,000 super voting shares of the Company to Epazz, a related party	ZenaTech issued 3,000 super voting shares of the Company to Epazz, a related party
Partners' Capital Account, Units, Sale of Units	3,000	3,000
Super Voting Shares Transaction #2
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 5,000 super voting shares of the Company to Ameritek Ventures, a related party	ZenaTech issued 5,000 super voting shares of the Company to Ameritek Ventures, a related party
Partners' Capital Account, Units, Sale of Units	5,000	5,000
Super Voting Shares Transaction #3
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 10,000 preferred shares of the Company to Shaun Passley, PhD, a related party	ZenaTech issued 10,000 preferred shares of the Company to Shaun Passley, PhD, a related party
Partners' Capital Account, Units, Sale of Units	10,000	10,000
Super Voting Shares Transaction #4
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Sale of Stock, Description of Transaction	ZenaTech issued 42,000 preferred shares of the Company to Epazz, a related party	ZenaTech issued 42,000 preferred shares of the Company to Epazz, a related party
Partners' Capital Account, Units, Sale of Units	42,000	42,000